Deferred revenue and customer advances (Tables)	12 Months Ended
Mar. 31, 2015
Deferred revenue and customer advances
Schedule of respective balances of deferred revenue and customer advances

	As of March 31,
	2014	2015
	(in millions of RMB)
Deferred revenue	4,766	5,781
Customer advances	2,158	2,578

	6,924	8,359
Less: current portion	(6,496)	(7,914)

Non-current portion	428	445